INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses carryforwards	$ 1,465,593	$ 1,072,893
Allowance for doubtful accounts of accounts receivable	65,526	67,712
Allowance for doubtful accounts of prepayments	114,293
Allowance for doubtful accounts of other current assets	1,858	2,224
Less: allowance on deferred tax assets	$ (1,647,270)	$ (1,142,829)